Joint ventures and associated companies - Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Net income	$ 77	$ 76
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	193	178
Net income	87	107
Associated companies [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	459	474
Net income	$ (10)	$ (31)